Segment Information - Summary of Intangible Assets, and Property, Plant and Equipment (Parenthetical) (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Intangible assets and property, plant and equipment	€ 182,715	€ 116,317
Denmark [member]
Disclosure of operating segments [line items]
Intangible assets and property, plant and equipment	33,600	27,900
Germany [Member]
Disclosure of operating segments [line items]
Intangible assets and property, plant and equipment	€ 71,800	€ 11,600